Income Taxes - Provision for income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Current
Federal	$ 106	$ 163
State	3	4
Deferred	(210)	(135)
Income Tax Expense (Benefit), Total	$ (101)	$ 32